As filed with the Securities and Exchange Commission on May 26, 2015

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202

(Name and address of agent for service)

(414) 765-6609
Registrant's telephone number, including area code

Date of fiscal year end: June 30, 2015

Date of reporting period:  March 31, 2015

Item 1. Schedules of Investments.

Davidson Multi-Cap Equity Fund
Schedule of Investments
March 31, 2015 (Unaudited)

Shares	COMMON STOCKS - 95.58%	Value
	Aerospace and Defense - 2.12%
18,115	United Technologies Corp.	$2,123,078
	Air Freight and Logistics - 1.38%
8,355	FedEx Corp.	1,382,335
	Automobiles - 1.63%
100,855	Ford Motor Co.	1,627,800
	Banks - 7.42%
40,235	First Republic Bank	2,297,016
42,060	JPMorgan Chase & Co.	2,547,995
47,600	Wells Fargo & Co.	2,589,440
		7,434,451
	Beverages - 1.93%
20,215	PepsiCo, Inc.	1,932,958
	Biotechnology - 3.77%
11,055	Amgen, Inc.	1,767,142
20,475	Gilead Sciences, Inc. (a)	2,009,212
		3,776,354
	Capital Markets - 3.31%
40,350	Morgan Stanley	1,440,091
25,505	State Street Corp.	1,875,383
		3,315,474
	Chemicals - 3.15%
20,045	E.I. du pont de Nemours & Co.	1,432,616
14,245	Praxair, Inc.	1,719,941
		3,152,557
	Communications Equipment - 3.72%
71,340	Cisco Systems, Inc.	1,963,633
59,520	Ubiquiti Networks, Inc.	1,758,816
		3,722,449
	Diversified Telecommunication Services - 1.91%
35,509	Level 3 Communications, Inc. (a)	1,911,805
	Electrical Equipment - 2.00%
29,550	Eaton Corp PLC (b)	2,007,627
	Energy Equipment and Services - 1.60%
25,160	Baker Hughes, Inc.	1,599,673
	Food Products - 2.36%
41,845	General Mills, Inc.	2,368,427
	Health Care Equipment and Supplies - 2.18%
15,230	Becton, Dickinson & Co.	2,186,876
	Health Care Providers and Services - 4.19%
27,762	Express Scripts Holding Co. (a)	2,408,909
14,140	Laboratory Corporation of America Holdings (a)	1,782,913
		4,191,822
	Hotels, Restaurants, and Leisure - 1.62%
8,970	Buffalo Wild Wings, Inc. (a)	1,625,723
	Household Durables - 1.52%
53,535	D.R. Horton, Inc.	1,524,677
	Household Products - 3.48%
19,310	Church & Dwight Co., Inc.	1,649,460
13,270	Energizer Holdings, Inc.	1,831,923
		3,481,383
	Industrial Conglomerates - 4.57%
14,135	3M Co.	2,331,568
90,530	General Electric Co.	2,246,049
		4,577,617
	Insurance - 2.02%
39,435	Principal Financial Group, Inc.	2,025,776
	Internet Software and Services - 3.55%
2,291	Google, Inc. - Class A (a)	1,270,818
4,170	Google, Inc. - Class C (a)	2,285,160
		3,555,978
	Life Sciences Tools and Services - 1.98%
15,915	Waters Corp. (a)	1,978,553

	Machinery - 1.93%
30,655	PACCAR, Inc.	1,935,557
	Media - 6.42%
97,360	Interpublic Group of Cos., Inc.	2,153,603
13,420	Time Warner Cable, Inc.	2,011,390
66,800	Twenty-First Century Fox, Inc. - Class A	2,260,512
		6,425,505
	Multi-Utilities - 2.08%
19,105	Sempra Energy	2,082,827
	Oil, Gas and Consumable Fuels - 6.14%
15,504	Chevron Corp.	1,627,610
26,790	Devon Energy Corp.	1,615,705
20,295	Exxon Mobil Corp.	1,725,075
45,145	Marathon Oil Corp.	1,178,736
		6,147,126
	Real Estate Investment Trusts (REITs) - 3.78%
110,075	Redwood Trust, Inc.	1,967,040
74,785	Starwood Property Trust, Inc.	1,817,275
		3,784,315
	Software - 8.52%
40,465	Fleetmatics Group PLC (a)(b)	1,814,855
54,750	Fortinet, Inc. (a)	1,913,512
61,790	Informatica Corp. (a)	2,709,800
21,555	Intuit	2,089,973
		8,528,140
	Specialty Retail - 2.09%
36,725	Dicks Sporting Goods, Inc.	2,092,958
	Technology Hardware, Storage & Peripherals - 3.21%
25,846	Apple, Inc.	3,216,018

	TOTAL COMMON STOCKS (Cost $66,542,653)	95,715,839

	SHORT-TERM INVESTMENTS - 2.32%
2,320,961	Fidelity Institutional Government Portfolio - Class I, 0.01% (c)	2,320,961
	TOTAL SHORT-TERM INVESTMENTS (Cost $2,320,961)	2,320,961

	Total Investments in Securities (Cost $68,863,614) - 97.90%	98,036,800
	Other Assets in Excess of Liabilities - 2.10%	2,103,944
	NET ASSETS - 100.00%	$100,140,744

Note 1 – Securities Valuation

The Davidson Multi-Cap Equity Fund’s (the “Fund”) investments in securities are carried at their fair value. The Fund determines the fair value of its investments and computes its asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm EST).

Equity securities that are primarily traded on a national securities exchange shall be valued at the last sales price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale price on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price. Investments in open-end mutual funds are valued at their net asset value per share. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

The Board of Trustees (“Board) has delegated day-to-day valuation issues to a Valuation Committee of the Advisors Series Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC, the Fund’s administrator.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for majority security types.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of March 31, 2015:

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$13,296,662	$-	$-	$13,296,662
Consumer Staples	7,782,769	-	-	7,782,769
Energy	7,746,799	-	-	7,746,799
Financials	16,560,017	-	-	16,560,017
Health Care	12,133,603	-	-	12,133,603
Industrials	12,026,214	-	-	12,026,214
Information Technology	19,022,586	-	-	19,022,586
Materials	3,152,557	-	-	3,152,557
Telecommunication Services	1,911,805	-	-	1,911,805
Utilities	2,082,827	-	-	2,082,827
Total Common Stocks	95,715,839	-	-	95,715,839
Short-Term Investments	2,320,961	-	-	2,320,961
Total Investments in Securities	$98,036,800	$-	$-	$98,036,800

Refer to the Fund’s Schedule of Investments for a detailed break-out of common stocks by industry classification. Transfers between levels are recognized at March 31, 2015, the end of the reporting period. The Fund recognized no transfers to/from Level 1 or Level 2. There were no Level 3 securities held in the Fund during the period ended March 31, 2015.

Note 2 – Federal Income Taxes

The cost basis of investments for federal income tax purposes at March 31, 2015 was as follows*:

Cost of investments	$68,895,862

Gross unrealized appreciation	$30,123,314
Gross unrealized depreciation	(982,376)
Net unrealized appreciation	$29,140,938

*Because tax adjustments are calculated annually, the above tables reflect the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual or semi-annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*/s/ Douglas G. Hess
                                            Douglas G. Hess, President

Date: 5/19/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Douglas G. Hess
                                             Douglas G. Hess, President

Date 5/19/2015

By (Signature and Title)* /s/ Cheryl L. King
                                             Cheryl L. King, Treasurer

Date 5/19/2015

* Print the name and title of each signing officer under his or her signature.